ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues From External Customers And Long Lived Assets Line Items [Abstract]
Net sales by geographic area	$ 4,344	$ 4,250	$ 12,636	$ 11,703
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets Line Items [Abstract]
Net sales by geographic area	2,183	2,724	6,346	7,500
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets Line Items [Abstract]
Net sales by geographic area	1,344	1,001	4,166	2,624
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets Line Items [Abstract]
Net sales by geographic area	$ 817	$ 525	$ 2,124	$ 1,579